Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands, ¥ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Government Grants, Credit to Profit (Loss)		$ 0
Short-term Investments	$ 3,006	$ 3,006
Bank Time Deposits [Member]
Short-term Investments, Maturity		1 year
Short-term Investments	3,006	$ 3,006	¥ 20
Other Income [Member]
Revenue from Grants	$ 914	$ 914